Prospectus Supplement

January 17, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 17, 2014 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2013 of:

Global Franchise Portfolio (Class I, Class A and Class L Shares)

International Equity Portfolio (Class I, Class A and Class L Shares)

(collectively the "Portfolios")

Effective December 17, 2014, Peter J. Wright will retire from Morgan Stanley Investment Management ("MSIM"). Following Mr. Wright's retirement from MSIM, William D. Lock, Bruno Paulson, Vladimir A. Demine, Marcus Watson and Christian Derold will continue to be responsible for the day-to-day portfolio management of the Portfolios.

Please retain this supplement for future reference.

  MSIGLINSUP-0114

Statement of Additional Information Supplement

January 17, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 17, 2014 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2013 of:

Global Franchise Portfolio (Class I, Class A and Class L Shares)

International Equity Portfolio (Class I, Class A and Class L Shares)

(collectively, the "Portfolios")

Effective December 17, 2014, Peter J. Wright will retire from Morgan Stanley Investment Management ("MSIM"). Following Mr. Wright's retirement from MSIM, William D. Lock, Bruno Paulson, Vladimir A. Demine, Marcus Watson and Christian Derold will continue to be responsible for the day-to-day portfolio management of the Portfolios.

Please retain this supplement for future reference.

Prospectus Supplement

January 17, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 17, 2014 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated August 19, 2013 of:

Global Quality Portfolio (Class I, Class A and Class L Shares)
(the "Portfolio")

Effective December 17, 2014, Peter J. Wright will retire from Morgan Stanley Investment Management ("MSIM"). Following Mr. Wright's retirement from MSIM, William D. Lock, Bruno Paulson, Vladimir A. Demine, Marcus Watson and Christian Derold will continue to be responsible for the day-to-day portfolio management of the Portfolio.

Please retain this supplement for future reference.

  GLQSUP-0114

Statement of Additional Information Supplement

January 17, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 17, 2014 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated August 19, 2013 of:

Global Quality Portfolio (Class I, Class A and Class L Shares) (the "Portfolio")

Effective December 17, 2014, Peter J. Wright will retire from Morgan Stanley Investment Management ("MSIM"). Following Mr. Wright's retirement from MSIM, William D. Lock, Bruno Paulson, Vladimir A. Demine, Marcus Watson and Christian Derold will continue to be responsible for the day-to-day portfolio management of the Portfolio.

Please retain this supplement for future reference.

Prospectus Supplement

January 17, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 17, 2014 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated August 19, 2013 of:

Global Quality Portfolio (Class IS Shares)
(the "Portfolio")

Effective December 17, 2014, Peter J. Wright will retire from Morgan Stanley Investment Management ("MSIM"). Following Mr. Wright's retirement from MSIM, William D. Lock, Bruno Paulson, Vladimir A. Demine, Marcus Watson and Christian Derold will continue to be responsible for the day-to-day portfolio management of the Portfolio.

Please retain this supplement for future reference.

  GLQISSUP-0114

Statement of Additional Information Supplement

January 17, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 17, 2014 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated August 19, 2013 of:

Global Quality Portfolio (Class IS Shares) (the "Portfolio")

Effective December 17, 2014, Peter J. Wright will retire from Morgan Stanley Investment Management ("MSIM"). Following Mr. Wright's retirement from MSIM, William D. Lock, Bruno Paulson, Vladimir A. Demine, Marcus Watson and Christian Derold will continue to be responsible for the day-to-day portfolio management of the Portfolio.

Please retain this supplement for future reference.

Prospectus Supplement

January 17, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 17, 2014 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated June 13, 2013 of:

International Equity Portfolio (Class IS Shares)
(the "Portfolio")

Effective December 17, 2014, Peter J. Wright will retire from Morgan Stanley Investment Management ("MSIM"). Following Mr. Wright's retirement from MSIM, William D. Lock, Bruno Paulson, Vladimir A. Demine, Marcus Watson and Christian Derold will continue to be responsible for the day-to-day portfolio management of the Portfolio.

Please retain this supplement for future reference.

  MSIFINCSUP-0114

Statement of Additional Information Supplement

January 17, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 17, 2014 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated June 13, 2013 of:

International Equity Portfolio (Class IS Shares) (the "Portfolio")

Effective December 17, 2014, Peter J. Wright will retire from Morgan Stanley Investment Management ("MSIM"). Following Mr. Wright's retirement from MSIM, William D. Lock, Bruno Paulson, Vladimir A. Demine, Marcus Watson and Christian Derold will continue to be responsible for the day-to-day portfolio management of the Portfolio.

Please retain this supplement for future reference.